Shareholders' capital - Stock Option Activity (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of awards
Beginning balance, Shares	4,567,129	3,750,727
Granted, Shares	969,998	816,402
Ending balance, Shares	5,537,127	4,567,129	3,750,727
Exercisable, Shares	3,601,647
Weighted average exercise price
Beginning balance (CAD per share)	5.70	5.25
Granted (CAD per share)	7.95	7.72
Ending balance (CAD per share)	6.09	5.70	5.25
Exercisable (CAD per share)	5.33
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	4 years 11 months 16 days	5 years 5 months 12 days	6 years 0 months 26 days
Granted, Weighted average remaining contractual term	8 years	8 years
Exercisable , Weighted average remaining contractual term	4 years 2 months 12 days
Beginning balance, aggregate intrinsic value	7,814	5,939
Granted, aggregate intrinsic value	0	0
Ending balance, aggregate intrinsic value	19,648	7,814	5,939
Exercisable , aggregate intrinsic value	15,531